Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 252,364	$ 468
Accounts receivable	3,110	81,000
Due from Officer		10,904
Due from related party		9,269
Prepaid expenses and other current assets	1,571
Prepaid deposits for acquisitions		32,000
Total Current Assets	257,045	90,737
Computer software, net	25,500	28,500
Other Assets
Prepaid deposits for acquisitions	20,000	23,200
Total Assets	302,545	142,437	0
Current Liabilities
Accounts payable	3,367	18,639
Accounts payable - related party		10,500
Accrued liabilities	33,972	29,614	5,250
Embedded conversion option liability	306,953
Convertible notes payable, net of debt discount of $316,350 at June 30, 2018	56,650
Payable to related party	1,085	3,000	0
Payable to affiliate	22,559	4,120
Total Current Liabilities	424,586	65,873	5,250
Commitments and Contingencies (Note 8)
Stockholders' Equity (Deficit)
Series A Preferred stock, $0.0001 par value, 20,000,000 shares authorized; 1,000 shares and none issued and outstanding at June 30, 2018, December 31, 2017 and 2016 respectively
Common stock, $0.0001 par value, 100,000,000 shares authorized; 19,285,425 and 19,003,367 shares issued and outstanding at June 30, 2018 and December 31, 2017, respectively	1,929	1,901	2,000
Discount on common stock	(500)	(500)
Additional paid in capital	575,530	158,471	312
Restricted stock receivable	(408,087)
Stock subscriptions received in advance	420	420
Accumulated other comprehensive income (loss)	1,127	(278)
Accumulated deficit	(292,460)	(83,449)	(7,562)
Total Stockholders' Equity (Deficit)	(122,041)	76,564	(5,250)
Total Liabilities and Stockholders' Equity	$ 302,545	$ 142,437	$ 0